COMMITMENTS AND CONTINGENCIES (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Long-term Purchase Commitment, Amount	7,542	29,573
Equipment [Member]
Long-term Purchase Commitment, Amount	7,457	17,417
Plant and building construction [Member]
Long-term Purchase Commitment, Amount	85	156
Technology usage right [Member]
Long-term Purchase Commitment, Amount	0	12,000